Investment Strategy	May 05, 2026
Sui ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

SUI is a digital commodity that is emitted and transmitted through the operations of the delegated proof-of-stake “Sui Network,” a decentralized network of computers that operates on cryptographic protocols. The Sui Network allows participants to exchange tokens of value called SUI.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily though managed exposure to SUI futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“SUI Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in SUI Futures Contracts (“Collateral Investments”).

The Fund does not invest directly in SUI. Instead, the Fund seeks to benefit from increases in the price of SUI Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in SUI-Linked Instruments. For purposes of this policy, “SUI-Linked Instruments” means (i) SUI Futures Contracts; (ii) shares of other SUI-linked exchange-traded investment products not registered under as investment companies (“SUI-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of SUI-Linked ETPs; and (v) swap agreement transactions that reference SUI, SUI Futures Contracts, SUI-Linked ETPs, Other Investment Companies, or SUI-referenced indexes. Certain SUI-Linked Instruments, such as SUI-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

When investing in SUI Futures Contracts, the Fund will use the price of SUI that is reflected in the next, or second to next, expiring SUI Futures Contract. If the Fund is invested in other SUI-Linked Instruments, the value of SUI will be determined by an average of how SUI is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in SUI-Linked Instruments.

SUI Futures Contracts

In order to obtain exposure to SUI, the Fund intends to typically enter into cash-settled SUI Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to SUI, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s SUI Futures Contracts may differ from that of SUI due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in SUI Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for SUI Futures Contracts were not readily available, the Fund would fair value its SUI Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in SUI Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and SUI prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

SUI, the Sui Blockchain and the Sui Network

SUI is a digital commodity that is emitted and transmitted through the operations of the delegated proof-of-stake Sui Network, a decentralized network of computers that operates on cryptographic protocols. The Sui Network allows participants to exchange tokens of value called SUI. As of April 2026, SUI had a market capitalization of approximately $3.7 billion.

Transactions of SUI are processed by a distributed network of computers called validators, and recorded on the Sui Blockchain, a secure digital ledger where all SUI transactions are recorded. These validators are rewarded with SUI for their efforts. No single entity owns or operates the Sui Network or manages the Sui Blockchain. Instead, the infrastructure is collectively maintained by a decentralized community of validators.

SUI can be used to pay for goods and services, including to send transactions on the Sui Network, or it can be converted to fiat currencies, such as the U.S. dollar. The primary goal of the Sui Network, however, is to provide an open-source, scalable, and efficient decentralized platform that supports decentralized applications and smart contracts, which are self-executing computer programs stored on a blockchain that automatically carry out the terms of an agreement between parties once predetermined conditions are met.

Unlike centralized systems, no single entity controls the Sui Network. Instead, a network of independent validators verifies transactions and reaches consensus using a delegated proof-of-stake mechanism, ensuring security and trustless operations. Each transaction on the Sui Blockchain is validated by the network’s validators, which participate in the consensus process. SUI token holders elect the validators that participate in the consensus process by delegating tokens to them.

Unlike the proof-of-work mechanism used by bitcoin, which relies on miners solving computational puzzles, delegated proof-of-stake allows validators to secure the network based on the number of SUI they hold and stake. This system improves energy efficiency while maintaining robust security. Validators on the Sui Network play a critical role in maintaining the blockchain’s integrity, ensuring that each block follows the protocol’s rules and contains valid transactions. Validators must maintain a minimum amount of staked SUI to participate in the “active set” of validators that verify network activity in exchange for a reward. The minimum threshold is set dynamically.

The Sui Network distributes 10,000 units of voting power across its active validator set. To participate in the active set, a validator must achieve three units or more of voting power. The formula to determine a given validator’s voting power is the validator’s SUI stake divided by the total SUI staked to the network. The outcome of this calculation is multiplied by 10,000.

SUI was initially conceptualized and developed by a team of blockchain experts to provide a next-generation blockchain solution with native support for smart contract capabilities, and with an object-centric data model that enables parallel transaction execution.

SUI has three primary uses within the Sui Network: (1) it is used to pay for transactions on the network, with transaction fees split between reward payments to validators and a data storage fund; (2) it can be staked to secure the network and earn rewards, as described above; (3), it allows individuals to participate in governance decisions for the Sui Network.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in SUI-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain its sought-after exposure to SUI, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to SUI Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

SUI-Linked ETPs

SUI-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot SUI, and trade intra-day on a national securities exchange. SUI-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the SUI held by the ETP. This means that the sponsor of the ETP does not sell SUI at times when its price is high or acquire SUI at low prices in the expectation of future price increases. Although the shares of a SUI-Linked ETP are not the exact equivalent of a direct investment in SUI, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to SUI through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of SUI-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of SUI-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference SUI, SUI Futures Contracts, SUI-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be SUI, shares of SUI-Linked ETPs, SUI Futures Contracts, or SUI-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in SUI-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in SUI-Linked Instruments.
2x Sui ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

SUI is a digital commodity that is emitted and transmitted through the operations of the delegated proof-of-stake Sui Network, a decentralized network of computers that operates on cryptographic protocols. The Sui Network allows participants to exchange tokens of value called SUI.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to SUI futures contracts that trade only on an exchange registered with the CFTC (“SUI Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in SUI Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of SUI for a single day.

The Fund does not invest directly in SUI. Instead, the Fund seeks to benefit from increases in the price of SUI Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in SUI-Linked Instruments. For purposes of this policy, “SUI-Linked Instruments” means (i) SUI Futures Contracts; (ii) shares of other SUI-linked exchange-traded investment products not registered under as investment companies (“SUI-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of SUI-Linked ETPs; and (v) swap agreement transactions that reference SUI, SUI Futures Contracts, SUI-Linked ETPs, Other Investment Companies, or SUI-referenced indexes. Certain SUI-Linked Instruments, such as SUI-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of SUI that is reflected in the next, or second to next, expiring SUI Futures Contract. If the Fund invests in other SUI-Linked Instruments, the value of SUI will be determined by an average of how SUI is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SUI and/or SUI Futures Contracts.

SUI Futures Contracts

In order to obtain 2x daily exposure to SUI, the Fund intends to typically enter into cash-settled SUI Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to SUI, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s SUI Futures Contracts may differ from that of SUI due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in SUI Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for SUI Futures Contracts were not readily available, the Fund would fair value its SUI Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in SUI Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and SUI prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

SUI, the Sui Blockchain and the Sui Network

SUI is a digital commodity that is emitted and transmitted through the operations of the delegated proof-of-stake Sui Network, a decentralized network of computers that operates on cryptographic protocols. The Sui Network allows participants to exchange tokens of value called SUI. As of April 2026, SUI had a market capitalization of approximately $3.7 billion.

Transactions of SUI are processed by a distributed network of computers called validators, and recorded on the Sui Blockchain, a secure digital ledger where all SUI transactions are recorded. These validators are rewarded with SUI for their efforts. No single entity owns or operates the Sui Network or manages the Sui Blockchain. Instead, the infrastructure is collectively maintained by a decentralized community of validators.

SUI can be used to pay for goods and services, including to send transactions on the Sui Network, or it can be converted to fiat currencies, such as the U.S. dollar. The primary goal of the Sui Network, however, is to provide an open-source, scalable, and efficient decentralized platform that supports decentralized applications and smart contracts, which are self-executing computer programs stored on a blockchain that automatically carry out the terms of an agreement between parties once predetermined conditions are met.

Unlike centralized systems, no single entity controls the Sui Network. Instead, a network of independent validators verifies transactions and reaches consensus using a delegated proof-of-stake mechanism, ensuring security and trustless operations. Each transaction on the Sui Blockchain is validated by the network’s validators, which participate in the consensus process. SUI token holders elect the validators that participate in the consensus process by delegating tokens to them.

Unlike the proof-of-work mechanism used by bitcoin, which relies on miners solving computational puzzles, delegated proof-of-stake allows validators to secure the network based on the number of SUI they hold and stake. This system improves energy efficiency while maintaining robust security. Validators on the Sui Network play a critical role in maintaining the blockchain’s integrity, ensuring that each block follows the protocol’s rules and contains valid transactions. Validators must maintain a minimum amount of staked SUI to participate in the “active set” of validators that verify network activity in exchange for a reward. The minimum threshold is set dynamically.

The Sui Network distributes 10,000 units of voting power across its active validator set. To participate in the active set, a validator must achieve three units or more of voting power. The formula to determine a given validator’s voting power is the validator’s SUI stake divided by the total SUI staked to the network. The outcome of this calculation is multiplied by 10,000.

SUI was initially conceptualized and developed by a team of blockchain experts to provide a next-generation blockchain solution with native support for smart contract capabilities, and with an object-centric data model that enables parallel transaction execution.

SUI has three primary uses within the Sui Network: (1) it is used to pay for transactions on the network, with transaction fees split between reward payments to validators and a data storage fund; (2) it can be staked to secure the network and earn rewards, as described above; (3), it allows individuals to participate in governance decisions for the Sui Network.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in SUI-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to SUI, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to SUI Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

SUI-Linked ETPs

The Fund may invest in shares of SUI-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot SUI, and trade intra-day on a national securities exchange. SUI-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the SUI held by the ETP. This means that the sponsor of the ETP does not sell SUI at times when its price is high or acquire SUI at low prices in the expectation of future price increases. Although the shares of a SUI-Linked ETP are not the exact equivalent of a direct investment in SUI, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to SUI through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of SUI-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of SUI-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference SUI, SUI Futures Contracts, SUI-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be SUI, shares of SUI-Linked ETPs, SUI Futures Contracts, or SUI-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in SUI-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to SUI and/or SUI Futures Contracts.
Avalanche ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

AVAX is a digital commodity that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a dispersed network of computers that operates on cryptographic protocols based on open-source code.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily though managed exposure to AVAX futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission (“AVAX Futures Contracts”), and cash, cash-like instruments or high quality securities that serve as collateral to the Fund’s investments in AVAX Futures Contracts (“Collateral Investments”).

The Fund does not invest directly in AVAX. Instead, the Fund seeks to benefit from increases in the price of AVAX Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in AVAX-Linked Instruments. For purposes of this policy, “AVAX-Linked Instruments” means (i) AVAX Futures Contracts; (ii) shares of other AVAX-linked exchange-traded investment products not registered under as investment companies (“AVAX-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of AVAX-Linked ETPs; and (v) swap agreement transactions that reference AVAX, AVAX Futures Contracts, AVAX-Linked ETPs, Other Investment Companies, or AVAX-referenced indexes. Certain AVAX-Linked Instruments, such as AVAX-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

When investing in AVAX Futures Contracts, the Fund will use the price of AVAX that is reflected in the next, or second to next, expiring AVAX Futures Contract. If the Fund is invested in other AVAX-Linked Instruments, the value of AVAX will be determined by an average of how AVAX is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in AVAX-Linked Instruments.

AVAX Futures Contracts

In order to obtain exposure to AVAX, the Fund intends to typically enter into cash-settled AVAX Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its exposure to AVAX, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s AVAX Futures Contracts may differ from that of AVAX due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in AVAX Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for AVAX Futures Contracts were not readily available, the Fund would fair value its AVAX Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in AVAX Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and AVAX prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Avalanche Network and AVAX

AVAX is a digital commodity that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a dispersed network of computers that operates on cryptographic protocols based on open-source code. No single entity is known to own or operate the Avalanche Network on a day-to-day basis, the infrastructure of which is understood to be collectively maintained by a global user base. The Avalanche Network allows people to exchange tokens of value, called AVAX, which are recorded on a public transaction ledger known as a blockchain. AVAX can be used to pay for goods and services, including computational power on the Avalanche Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Trading Platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Avalanche Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than AVAX on the Avalanche Network. Smart contract operations are executed on the Avalanche blockchain in exchange for payment of AVAX. Like the Ethereum Network, the Avalanche Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Avalanche is a Layer 1 blockchain and smart contract platform for decentralized applications and custom blockchains. The Avalanche network is an open-source protocol that enables users to deploy smart contracts to support their blockchain projects and the network was created by Kevin Sekniqi, Maofan “Ted” Yin and Emin Gün Sirer and was further developed by researchers from Cornell University prior to its launch by Ava Labs US in September 2020.

The Avalanche network is one of the main competitors of ethereum and aims to beat the leading smart contract platform by offering higher transaction throughput without compromising scalability or security. Avalanche is powered by the Avalanche consensus protocol, which its proponents believe is a unique “proof-of-stake” algorithm comprised of three blockchains, X-Chain (Exchange Chain), C-Chain (Contract) and P-Chain (Platform), which allow the network to create and trade assets such as AVAX, coordinate transaction validators and facilitate the creation of smart contracts. Each chain serves a different purpose and run different consensus mechanisms based on their use-cases. The X-chain is used to create and exchange native AVAX tokens and other assets. The C-Chain is used to host EVM compatible smart contracts. The P-Chain is coordinating network validators, tracks active subnets and allows the creation of new subnets. Ava Labs is the main entity that develops and maintains the codebase of the Avalanche network and suite of tools and applications.

The AVAX token is the native token of the Avalanche network and serves as the base currency for transactions, smart contract interactions and deployment. The AVAX token also serves as a governance token that allows token holders to participate in the decentralized governance of the protocol. The AVAX token can be staked to help secure the network and earn staking rewards. AVAX has a capped supply of 720 million and is used as fee payment, for staking in Avalanche’s consensus process and provides a basic unit of account between subnets created on the network. AVAX holders may become transaction validators if they stake a minimum number of coins or can delegate their coins to an already existing validator.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in AVAX-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund maintain its sought-after exposure to AVAX, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to AVAX Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

AVAX-Linked ETPs

AVAX-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot AVAX, and trade intra-day on a national securities exchange. AVAX-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the AVAX held by the ETP. This means that the sponsor of the ETP does not sell AVAX at times when its price is high or acquire AVAX at low prices in the expectation of future price increases. Although the shares of an AVAX-Linked ETP are not the exact equivalent of a direct investment in AVAX, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to AVAX through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of AVAX-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of AVAX-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference AVAX, AVAX Futures Contracts, AVAX-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be AVAX, shares of AVAX-Linked ETPs, AVAX Futures Contracts, or AVAX-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in AVAX-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in AVAX-Linked Instruments.
2x Avalanche ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

AVAX is a digital commodity that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a dispersed network of computers that operates on cryptographic protocols based on open-source code.

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to AVAX futures contracts that trade only on an exchange registered with the CFTC (“AVAX Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in AVAX Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of AVAX for a single day.

The Fund does not invest directly in AVAX. Instead, the Fund seeks to benefit from increases in the price of AVAX Futures Contracts. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in AVAX-Linked Instruments. For purposes of this policy, “AVAX-Linked Instruments” means (i) AVAX Futures Contracts; (ii) shares of other AVAX-linked exchange-traded investment products not registered under as investment companies (“AVAX-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); (iii) shares of other investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest (“Other Investment Companies”); (iv) exchange traded options on shares of Other Investment Companies or shares of AVAX-Linked ETPs; and (v) swap agreement transactions that reference AVAX, AVAX Futures Contracts, AVAX-Linked ETPs, Other Investment Companies, or AVAX-referenced indexes. Certain AVAX-Linked Instruments, such as AVAX-Linked ETPs or options thereon, are currently unavailable for investment, though are expected to become available in the future.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of AVAX that is reflected in the next, or second to next, expiring AVAX Futures Contract. If the Fund invests in other AVAX-Linked Instruments, the value of AVAX will be determined by an average of how AVAX is valued in the financial instruments in which the Fund invests.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to AVAX and/or AVAX Futures Contracts.

AVAX Futures Contracts

In order to obtain 2x daily exposure to AVAX, the Fund intends to typically enter into cash-settled AVAX Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to AVAX, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s AVAX Futures Contracts may differ from that of AVAX due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

The Fund invests in AVAX Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for AVAX Futures Contracts were not readily available, the Fund would fair value its AVAX Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in AVAX Futures Contracts; and comparison to other major digital asset futures, such as bitcoin, ether and AVAX prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Avalanche Network and AVAX

AVAX is a digital commodity that is created and transmitted through the operations of the peer-to-peer Avalanche Network, a dispersed network of computers that operates on cryptographic protocols based on open-source code. No single entity is known to own or operate the Avalanche Network on a day-to-day basis, the infrastructure of which is understood to be collectively maintained by a global user base. The Avalanche Network allows people to exchange tokens of value, called AVAX, which are recorded on a public transaction ledger known as a blockchain. AVAX can be used to pay for goods and services, including computational power on the Avalanche Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on Digital Asset Trading Platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Avalanche Network was designed to allow users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than AVAX on the Avalanche Network. Smart contract operations are executed on the Avalanche blockchain in exchange for payment of AVAX. Like the Ethereum Network, the Avalanche Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

Avalanche is a Layer 1 blockchain and smart contract platform for decentralized applications and custom blockchains. The Avalanche network is an open-source protocol that enables users to deploy smart contracts to support their blockchain projects and the network was created by Kevin Sekniqi, Maofan “Ted” Yin and Emin Gün Sirer and was further developed by researchers from Cornell University prior to its launch by Ava Labs US in September 2020.

The Avalanche network is one of the main competitors of ethereum and aims to beat the leading smart contract platform by offering higher transaction throughput without compromising scalability or security. Avalanche is powered by the Avalanche consensus protocol, which its proponents believe is a unique “proof-of-stake” algorithm comprised of three blockchains, X-Chain (Exchange Chain), C-Chain (Contract) and P-Chain (Platform), which allow the network to create and trade assets such as AVAX, coordinate transaction validators and facilitate the creation of smart contracts. Each chain serves a different purpose and run different consensus mechanisms based on their use-cases. The X-chain is used to create and exchange native AVAX tokens and other assets. The C-Chain is used to host EVM compatible smart contracts. The P-Chain is coordinating network validators, tracks active subnets and allows the creation of new subnets. Ava Labs is the main entity that develops and maintains the codebase of the Avalanche network and suite of tools and applications.

The AVAX token is the native token of the Avalanche network and serves as the base currency for transactions, smart contract interactions and deployment. The AVAX token also serves as a governance token that allows token holders to participate in the decentralized governance of the protocol. The AVAX token can be staked to help secure the network and earn staking rewards. AVAX has a capped supply of 720 million and is used as fee payment, for staking in Avalanche’s consensus process and provides a basic unit of account between subnets created on the network. AVAX holders may become transaction validators if they stake a minimum number of coins or can delegate their coins to an already existing validator.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in AVAX-Linked Instruments. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective and by maintaining the daily desired level of leveraged exposure to AVAX, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to AVAX Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

AVAX-Linked ETPs

The Fund may invest in shares of AVAX-Linked ETPs, which are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot AVAX, and trade intra-day on a national securities exchange. AVAX-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the AVAX held by the ETP. This means that the sponsor of the ETP does not sell AVAX at times when its price is high or acquire AVAX at low prices in the expectation of future price increases. Although the shares of an AVAX-Linked ETP are not the exact equivalent of a direct investment in AVAX, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain exposure to AVAX through the securities market.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar assets to those in which the Fund may invest.

Exchange-traded option contracts on shares of Other Investment Companies or shares of AVAX-Linked ETPs.

The Fund may invest in exchange-listed option contracts on shares of Other Investment Companies or shares of AVAX-Linked ETPs, each of which invest in similar assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Swaps that reference AVAX, AVAX Futures Contracts, AVAX-Linked ETPs, or Other Investment Companies.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be AVAX, shares of AVAX-Linked ETPs, AVAX Futures Contracts, or AVAX-referenced indexes.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in AVAX-Linked Instruments.
Strategy Portfolio Concentration [Text]	The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to AVAX and/or AVAX Futures Contracts.